Product Warranty (Details) - Schedule of movement of product warranty - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of movement of product warranty [Abstract]
Balance at beginning of the period	$ 25,543	$ 17,358	$ 19,356	$ 18,416
Provided for new sales during the period	1,498	1,517	3,761	2,468
Provided for pre-existing legacy product	34,055		40,849
Utilized during the period	(9,229)	(313)	(12,099)	(2,322)
Balance at end of the period	$ 51,867	$ 18,562	$ 51,867	$ 18,562